Note 11 - Subsequent Events (Details Textual) $ in Millions	Mar. 11, 2026 USD ($)
EBP 27-1560715 001 [Member] | Subsequent Event [Member]
EBP, Change in Net Asset Available for Benefit, Transfer to (from) Plan	$ 12.4